Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Net Income and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	June 30, 2025	December 31, 2024
Marketable Securities held in trust account	$240,134,175	$235,193,585
Cash	$124,083	$668,089
	For the Three Months Ended June 30, 2025	For the Six Months Ended June 30, 2025	For the Period from April 4, 2024 (Inception) Through June 30, 2025
Net income (loss)	$601,027	$1,291,026	$(52,663)
General and administrative expenses	$1,489,307	$2,592,440	$52,663
Interest earned on marketable securities held in Trust Account	$2,477,726	$4,940,590	$—
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
December 31, 2024
Trust Account	$235,193,585
Cash	$668,089
December 31, 2024
Net income (loss)	$3,408,788
General and administrative expenses	$634,797
Interest earned on marketable securities held in Trust Account	$4,043,585